Gold Track Prospectus

This prospectus describes Gold Track, a flexible premium group variable annuity contract (the “Contract”) issued by The Travelers Insurance Company (the “Company”, “us” or “we”).

The Contract’s value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The Variable Funding Options available through Travelers Separate Account QP for Variable Annuities are:

Capital Appreciation Fund	The Travelers Series Trust
Dreyfus Stock Index Fund — Initial Shares	Convertible Securities Portfolio
High Yield Bond Trust	Disciplined Mid Cap Stock Portfolio
Managed Assets Trust	Merrill Lynch Large Cap Core Portfolio(5)
AIM Variable Insurance Funds, Inc.	MFS Emerging Growth Portfolio
AIM V.I. Premier Equity Fund — Series I	MFS Mid Cap Growth Portfolio
CitiStreet Funds, Inc.	Pioneer Fund Portfolio(6)
CitiStreet Diversified Bond Fund — Class I	Social Awareness Stock Portfolio
CitiStreet International Stock Fund — Class I	Travelers Quality Bond Portfolio
CitiStreet Large Company Stock Fund — Class I	U.S. Government Securities Portfolio
CitiStreet Small Company Stock Fund — Class I	Travelers Series Fund Inc.
Delaware VIP Trust	AIM Capital Appreciation Portfolio
Delaware VIP REIT Series — Standard Class	MFS Total Return Portfolio
Dreyfus Variable Investment Fund	Pioneer Strategic Income Portfolio(7)
Dreyfus Variable Investment Fund — Appreciation Portfolio —	SB Adjustable Rate Income Portfolio — Class I Shares
Initial Shares	Smith Barney High Income Portfolio
Dreyfus Variable Investment Fund — Developing Leaders	Smith Barney International All Cap Growth Portfolio
Portfolio — Initial Shares(1)	Smith Barney Large Cap Value Portfolio
Franklin Templeton Variable Insurance Products Trust	Smith Barney Large Capitalization Growth Portfolio
Templeton Global Asset Allocation Fund — Class 1 Shares	Smith Barney Money Market Portfolio
Templeton Growth Securities Fund — Class 1 Shares	Strategic Equity Portfolio(8)
Janus Aspen Series	Van Kampen Life Investment Trust
Balanced Portfolio — Service Shares	Emerging Growth Portfolio Class II Shares
Mid Cap Growth Portfolio — Service Shares(2)	Enterprise Portfolio Class II Shares
Worldwide Growth Portfolio — Service Shares	Variable Insurance Products Fund
PIMCO Variable Insurance Trust	Equity-Income Portfolio — Initial Class
Total Return Portfolio — Administrative Class	Growth Portfolio — Initial Class
Putnam Variable Trust	Variable Insurance Products Fund II
Putnam VT International Equity Fund — Class IB Shares(3)	Asset Manager Portfolio — Initial Class
Putnam VT Small Cap Value Fund — Class IB Shares	Contrafund® Portfolio — Service Class 2
Salomon Brothers Variable Series Funds Inc.	Variable Insurance Products Fund III
All Cap Fund — Class I(4)	Dynamic Capital Appreciation Portfolio — Service Class 2
Investors Fund — Class I	Mid Cap Portfolio — Service Class 2
Small Cap Growth Fund — Class I

______________

(1)	Formerly Small Cap Portfolio — Initial Shares	(5)	Formerly MFS Research Portfolio
(2)	Formerly Aggressive Growth Portfolio — Service Shares	(6)	Formerly Utilities Portfolio
(3)	Formerly Putnam VT International Growth Fund	(7)	Formerly Putnam Diversified Income Portfolio
	— Class IB Shares	(8)	Formerly Alliance Growth Portfolio
(4)	Formerly Capital Fund — Class I

The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus sets forth the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”) and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Cityplace, Hartford, CT 06103-3415, call 1-800-842-9368, or access the SEC’s website (http://www.sec.gov). See Appendix B for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Annuity Contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated: May 1, 2003

Supplemented December 12, 2003

TABLE OF CONTENTS

Glossary	3	Variable Annuity	31
Summary	5	Fixed Annuity	31
Fee Table	8	Retired Life Certificate	31
Condensed Financial Information	17	Annuity Options	31
The Annuity Contract	17	Variable Liquidity Benefit	32
Contract Owner Inquiries	17	Miscellaneous Contract Provisions	32
Allocated Contracts	17	Right to Return	32
Unallocated Contracts	17	Termination of Allocated Contracts	33
Purchase Payments	17	Contract Exchanges	33
Accumulation Units	18	Suspension of Payments	33
The Variable Funding Options	18	Account Value	34
Charges and Deductions	22	The Separate Account	34
General	22	Performance Information	34
Withdrawal Charge	23	Standardized Method	34
Free Withdrawal Allowance	24	Nonstandardized Method	35
Mortality and Expense Risk Charge	24	General	35
Variable Liquidity Benefit Charge	24	Federal Tax Considerations	35
Variable Funding Option Expenses.	25	General Taxation of Annuities	35
Premium Tax	25	Types of Contracts: Qualified or Nonqualified	35
Changes in Taxes Based upon Premium or		Qualified Annuity Contracts	35
Value	25	Taxation of Qualified Annuity Contracts	36
Administrative Charge	25	Mandatory Distributions for Qualified Plans	36
TPA Administrative Charges	25	Nonqualified Annuity Contracts	36
Transfers	25	Diversification Requirements for Variable
Dollar Cost Averaging	26	Annuities	37
Asset Allocation Advice	27	Ownership of the Investments	37
Access to Your Money	27	Taxation of Death Benefit Proceeds	37
Systematic Withdrawals	27	Other Tax Considerations	37
Ownership Provisions	28	Treatment of Charges for Optional
Types of Ownership	28	Death Benefits	37
Contract Owner	28	Penalty Tax for Premature Distribution	38
Beneficiary	28	Puerto Rico Tax Considerations	38
Annuitant	28	Non-Resident Aliens	38
Death Benefit	28	Other Information	38
Death Benefit Proceeds Prior to Maturity		The Insurance Company	38
Date	28	Distribution of Variable Annuity Contracts	38
Payment of Proceeds	29	Conformity with State and Federal Laws	40
Death Proceeds after the Maturity Date	30	Voting Rights	40
The Annuity Period	30	Contract Modification	40
Election of Options at Maturity	30	Legal Proceedings and Opinions	40
Allocation of Cash Value During the Annuity		APPENDIX A: CONDENSED FINANCIAL
Period	30	INFORMATION: Separate Account QP	A-1
		APPENDIX B: CONTENTS OF THE
		STATEMENT OF ADDITIONAL INFORMATION	B-1

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Certificate — the document issued to Participants under a master group contract

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Participant — an individual participating under a group contract.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:
Travelers Gold Track Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

Can you give me a general description of the Variable Annuity Contract? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose to receive Annuity Payments from the Fixed Account or the Variable Funding Options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the Variable Funding Options, the dollar amount of your payments may increase or decrease.

Who should purchase this Contract? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the “Code”). The Contract may also be issued for nonqualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group contract.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Who is the Contract issued to? If a group allocated Contract is purchased, we issue Certificates to the individual Participants. If a group unallocated Contract is purchased, we issue only the Contract. Where we refer to “you,” we are referring to the group Participant. Where we refer to your Contract, we are referring to a group allocated Contract or individual Certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

Is there a right to return period? For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax-deferred annuity plans, you may return the Contract for a full refund of the Cash Value (including charges) within ten days after you receive it (the “right to return period”). If you cancel the Contract within ten days after you receive it, you receive a full refund of the Cash Value plus any Contract charges you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return (free look), or the return of the Purchase Payments, we will comply. You bear the investment risk on the Purchase Payments allocated to a Variable Funding Option during the free look period; therefore, the Cash Value returned to you may be greater or less than your Purchase Payment. The Cash Value will be determined as of the close of business on the day we receive a Written Request for a refund. There is no right to return period for unallocated contracts.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. Please refer to your Contract for restrictions on transfers to and from the Fixed Account.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, we may deduct a semiannual contract administrative charge of $15. A maximum sub-account administrative charge of 0.10% annually will be charged in addition to or instead of the semiannual contract administrative charge, depending upon the terms of your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the Variable Funding Options. Each funding option also charges for management costs and other expenses.

If you withdraw amounts from the Contract, either a deferred sales charge or surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If you withdraw all amounts under the Contract, or if you begin receiving Annuity/Income Payments, we may be required by your state to deduct a premium tax.

During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 5% of the amount withdrawn will be assessed. See Variable Liquidity Benefit.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the Death Benefit section of the prospectus for more details.)

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Asset Allocation Advice. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. (“CFS”) an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet’s CHART Program. The CHART Program allocates all Purchase Payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. (See Charges and Deductions in this prospectus for additional information.) Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

Transaction Expenses

    Contingent Deferred Sales Charge: 5%(1)
     (as a percentage of Purchase Payments)

    OR

    Surrender Charge: 5%(2)
    (as a percentage of amount surrendered)

Administrative Charges

Semiannual Contract Administrative Charge (allocated contracts only)	$15

    AND / OR

Funding Option Administrative Charge	0.10%
(as a percentage of amounts allocated to the Variable Funding Options under allocated contracts)

Annual Separate Account Charges
(As a percentage of average daily net assets of the Separate Account)

Mortality and Expense Risk Fees	1.20%

Variable Funding Option Expenses

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund. Each CitiStreet Fund is listed twice — once with the Chart Fee of 1.25% reflected, and once without.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses (Expenses that are deducted from fund assets, including management fees, distribution, and/or service (12b-1) fees, and other expenses.)	0.27%	2.79%

_____________

(1)	The contingent deferred sales charge declines to zero after the Purchase Payment has been in the Contract for 6 years. The charge is as follows:

Years Since Purchase Payment Made	Percentage

0-5	5%
6+	0%

(2)	The surrender charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

Contract Year	Percentage

1-2	5%
3-4	4%
5-6	3%
7-8	2%
9+	0%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Capital Appreciation Fund	0.81%	—	0.03%	0.84%(1)
Dreyfus Stock Index Fund — Initial Shares	0.25%	—	0.02%	0.27%
High Yield Bond Trust	0.55%	—	0.16%	0.71%(2)
Managed Assets Trust	0.56%	—	0.05%	0.61%(3)
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	0.61%	—	0.24%	0.85%
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	0.45%	—	0.11%	0.56%
CitiStreet International Stock Fund — Class I	0.73%	—	0.17%	0.90%
CitiStreet Large Company Stock Fund — Class I	0.55%	—	0.15%	0.70%
CitiStreet Small Company Stock Fund — Class I	0.60%	—	0.16%	0.76%
CitiStreet Funds, Inc. **
CitiStreet Diversified Bond Fund — Class I	0.45%	—	1.36%	1.81%
CitiStreet International Stock Fund — Class I	0.73%	—	1.42%	2.15%
CitiStreet Large Company Stock Fund — Class I	0.55%	—	1.40%	1.95%
CitiStreet Small Company Stock Fund — Class I	0.60%	—	1.41%	2.01%
Credit Suisse Trust
Emerging Markets Portfolio†	1.25%	—	0.64%	1.89%(4)
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	0.75%	—	0.09%	0.84%(5)
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	0.75%	—	0.06%	0.81%
Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 Shares	0.62%	—	0.21%	0.83%(6)
Templeton Growth Securities Fund — Class 1 Shares	0.81%	—	0.06%	0.87%(7)
Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(9)
Mid Cap Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(8)
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%(9)
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(10)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares*	0.70%	0.25%	0.86%	1.81%
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%(11)
Small Cap Growth Fund — Class I	0.75%	—	0.55%	1.30%
The Travelers Series Trust
Convertible Securities Portfolio	0.66%	—	0.15%	0.81%(12)
Disciplined Mid Cap Stock Portfolio	0.76%	—	0.09%	0.85%(12)
Merrill Lynch Large Cap Core Portfolio	0.86%	—	0.08%	0.94%(13)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(12)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(13)
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%(14)
Social Awareness Stock Portfolio	0.68%	—	0.10%	0.78%(15)
Travelers Quality Bond Portfolio	0.38%	—	0.06%	0.44%(16)
U.S. Government Securities Portfolio	0.38%	—	0.06%	0.44%(1)
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(17)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(17)
Pioneer Strategic Income Portfolio	0.75%	—	0.18%	0.93%(17)
SB Adjustable Rate Income Portfolio — Class I	0.60%	0.25%	0.21%	1.06%(26)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69%(17)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(18)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.03%	0.68%(17)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Smith Barney Money Market Portfolio	0.50%	—	0.03%	0.53%
Strategic Equity Portfolio	0.80%	—	0.03%	0.83%(17)
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.08%	1.03%
Enterprise Portfolio Class II Shares*	0.50%	0.25%	0.17%	0.92%(19)
Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	0.48%	—	0.09%	0.57%(20)
Growth Portfolio — Initial Class	0.58%	—	0.09%	0.67%(21)
High Income Portfolio — Initial Class†	0.58%	—	0.12%	0.70%
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	0.53%	—	0.10%	0.63%(22)
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.10%	0.93%(23)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	1.96%	2.79%(24)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(25)

______________

     *   The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

     **   Includes 0.0125 CHART asset allocation fee.

     †   Closed to new investors.

     #   Expense reimbursements and waivers that are voluntary may be terminated at any time.

Notes

     (1)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

     (2)   Management fee includes an administration fee. The management fee has breakpoints. The management rates decrease as the Fund’s net assets increase. See prospectus for detailed information. Fund has a voluntary expense cap of 1.25%.

     (3)   Management fee includes Administration fee. No fees were waived during the period, nor was the Fund reimbursed for expenses. Fund operates under a voluntary expense cap of 1.25%.

     (4)   Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2002, but this may be discontinued at any time. With such reductions, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.15% and 1.40%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2002, net of any fee waivers or expense reimbursements.

     (5)   The Investment Adviser for the Delaware VIP REIT Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the adviser waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the adviser waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the Seri es pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

     (6)   The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund’s Board of Trustees and an exemptive order by the Securities and Exchange Commission.

     (7)   The Fund administration fee is paid indirectly through the management fee.

     (8)   Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements. Formerly, Aggressive Growth Portfolio.

     (9)   Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements.

     (10)   “Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     (11)   As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

     (12)   Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

     (13)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

     (14)   The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for administrative services.

     (15)   Management fee has breakpoints. The management rates decrease, as the Fund’s net assets increase. See prospectus for detailed information. Fund has a voluntary expense cap of 1.25%. The management fee also includes an administrative service fee.

     (16)   Management fee includes an administration fee. Fund has a voluntary expense cap of 0.75%.

     (17)   Fund has a voluntary expense cap of 1.25%.

     (18)   Fund has a voluntary expense cap of 1.50%.

     (19)   Because certain expenses were assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II were 0.85%.

     (20)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Equity Income Portfolio — Initial Class were 0.56%.

     (21)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Growth Portfolio — Initial Class were 0.61%.

     (22)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Asset Manager Portfolio — Initial Class were 0.61%.

     (23)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class 2 were 0.90%.

     (24)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. These offsets may be discontinued at any time. Also, The fund’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund’s manager at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2 were 1.63%.

  (25)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

  (26)   “Other Expenses” are based on estimated amounts for the current fiscal year.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the maximum deferred sales charge. The examples also reflect the semiannual administrative charge.

Example with Surrender Charge (percentage of amount surrendered)

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the maximum charges.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	731	1106	1496	2475	217	671	1151	2475
Dreyfus Stock Index Fund — Initial Shares	677	940	1212	1871	160	497	857	1871
High Yield Bond Trust	719	1068	1432	2341	204	631	1084	2341
Managed Assets Trust	709	1039	1382	2236	194	601	1033	2236
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	732	1109	1501	2486	218	674	1156	2486
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund —
Class I	705	1025	1357	2183	189	586	1007	2183
CitiStreet International Stock Fund —
Class I	737	1124	1525	2537	223	689	1181	2537
CitiStreet Large Company Stock
Fund — Class I	718	1065	1427	2330	203	628	1079	2330

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

CitiStreet Funds, Inc. (continued)
CitiStreet Small Company Stock Fund — Class I	724	1083	1457	2393	209	647	1110	2393
CitiStreet Funds, Inc. **
CitiStreet Diversified Bond Fund — Class I	823	1384	1961	3423	314	961	1632	3423
CitiStreet International Stock
Fund — Class I	856	1479	2118	3732	348	1060	1794	3732
CitiStreet Large Company Stock Fund — Class I	837	1423	2026	3552	328	1002	1699	3552
CitiStreet Small Company Stock Fund — Class I	842	1440	2054	3606	334	1019	1728	3606
Credit Suisse Trust
Emerging Markets Portfolio†	831	1406	1998	3497	322	984	1670	3497
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	731	1106	1496	2475	217	671	1151	2475
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	726	1089	1466	2413	211	653	1120	2413
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	728	1098	1481	2444	214	662	1135	2444
Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 Shares	730	1103	1492	2465	216	668	1146	2465
Templeton Growth Securities Fund —
Class 1 Shares	734	1115	1511	2506	220	680	1166	2506
Janus Aspen Series
Balanced Portfolio — Service Shares	739	1129	1535	2557	225	695	1191	2557
Mid Cap Growth Portfolio — Service Shares	739	1129	1535	2557	225	695	1191	2557
Worldwide Growth Portfolio — Service Shares	742	1138	1550	2588	228	704	1206	2588
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	714	1054	1407	2288	199	616	1059	2288
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	823	1384	1961	3423	314	961	1632	3423
Putnam VT International Equity Fund — Class IB Shares	769	1221	1691	2878	257	791	1352	2878
Putnam VT Small Cap Value Fund —
Class IB Shares	763	1201	1657	2809	250	770	1317	2809
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	744	1144	1560	2608	230	710	1217	2608
Investors Fund — Class I	728	1098	1481	2444	214	662	1135	2444
Small Cap Growth Fund — Class I	774	1238	1720	2937	263	809	1382	2937
The Travelers Series Trust
Convertible Securities Portfolio	728	1098	1481	2444	214	662	1135	2444

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

The Travelers Series Trust (continued)
Disciplined Mid Cap Stock Portfolio	732	1109	1501	2486	218	674	1156	2486
Merrill Lynch Large Cap Core Portfolio	741	1135	1545	2578	227	701	1201	2578
MFS Emerging Growth Portfolio	736	1121	1521	2527	222	686	1176	2527
MFS Mid Cap Growth Portfolio	740	1132	1540	2568	226	698	1196	2568
Pioneer Fund Portfolio	746	1152	1575	2639	233	719	1232	2639
Social Awareness Stock Portfolio	726	1089	1466	2413	211	653	1120	2413
Travelers Quality Bond Portfolio	693	989	1297	2055	177	549	945	2055
U.S. Government Securities Portfolio	693	989	1297	2055	177	549	945	2055
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	732	1109	1501	2486	218	674	1156	2486
MFS Total Return Portfolio	730	1103	1492	2465	216	668	1146	2465
Pioneer Strategic Income Portfolio	740	1132	1540	2568	226	698	1196	2568
SB Adjustable Rate Portfolio — Class I	753	1170	1604	2699	239	737	1262	2669
Smith Barney High Income Portfolio	717	1062	1422	2320	202	625	1074	2320
Smith Barney International All Cap Growth Portfolio	746	1152	1575	2639	233	719	1232	2639
Smith Barney Large Cap Value Portfolio	716	1059	1417	2309	201	622	1069	2309
Smith Barney Large Capitalization Growth Portfolio	728	1095	1476	2434	213	659	1130	2434
Smith Barney Money Market Portfolio	702	1016	1342	2151	186	576	992	2151
Strategic Equity Portfolio	730	1103	1492	2465	216	668	1146	2465
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	749	1161	1589	2669	236	728	1247	2669
Enterprise Portfolio Class II Shares	739	1129	1535	2557	225	695	1191	2557
Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	706	1028	1362	2193	190	589	1012	2193
Growth Portfolio — Initial Class	715	1056	1412	2299	200	619	1064	2299
High Income Portfolio — Initial Class†	718	1065	1427	2330	203	628	1079	2330
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	711	1045	1392	2257	196	607	1043	2257
Contrafund® Portfolio — Service Class 2	740	1132	1540	2568	226	698	1196	2568
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	916	1656	2407	4283	411	1245	2093	4283
Mid Cap Portfolio — Service Class 2	742	1138	1550	2588	228	704	1206	2588

______________

     †   Closed to new investors.
     **   Includes 0.0125 CHART asset allocation fee.

Example with deferred sales charge

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the maximum contingent deferred sales charge:

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	717	1171	1651	2475	217	671	1151	2475
Dreyfus Stock Index Fund — Initial Shares	660	997	1357	1871	160	497	857	1871
High Yield Bond Trust	704	1131	1584	2341	204	631	1084	2341
Managed Assets Trust	694	1101	1533	2236	194	601	1033	2236
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	718	1174	1656	2486	218	674	1156	2486
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	689	1086	1507	2183	189	586	1007	2183
CitiStreet International Stock Fund — Class I	723	1189	1681	2537	223	689	1181	2537
CitiStreet Large Company Stock Fund — Class I	703	1128	1579	2330	203	628	1079	2330
CitiStreet Small Company Stock Fund — Class I	709	1147	1610	2393	209	647	1110	2393
CitiStreet Funds, Inc. **
CitiStreet Diversified Bond Fund — Class I	814	1461	2132	3423	314	961	1632	3423
CitiStreet International Stock Fund — Class I	848	1560	2295	3732	348	1060	1795	2295
CitiStreet Large Company Stock Fund — Class I	828	1502	2199	3606	334	1019	1728	3606
CitiStreet Small Company Stock Fund — Class I	834	1519	2228	3606	334	1019	1728	3606
Credit Suisse Trust
Emerging Markets Portfolio†	822	1484	2170	3497	322	984	1670	3497
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	717	1171	1651	2475	217	671	1151	2475
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	711	1153	1620	2414	211	653	1120	2414
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	714	1162	1635	2445	214	662	1135	2445
Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 Shares	716	1168	1646	2465	216	668	1146	2465
Templeton Growth Securities Fund — Class 1 Shares	720	1180	1666	2506	220	680	1166	2506
Janus Aspen Series
Balanced Portfolio — Service Shares	725	1195	1691	2557	225	695	1191	2557
Mid Cap Growth Portfolio — Service Shares	725	1195	1691	2557	225	695	1191	2557
Worldwide Growth Portfolio — Service Shares	728	1204	1706	2588	228	704	1206	2588
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	699	1116	1559	2288	199	616	1059	2288

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Putnam Variable Trust
Putnam VT Discovery Growth Fund —
Class IB Shares†	814	1461	2132	3423	314	961	1632	3423
Putnam VT International Equity Fund — Class IB Shares	757	1291	1852	2878	257	791	1352	2878
Putnam VT Small Cap Value Fund — Class IB Shares	750	1270	1817	2809	250	770	1317	2809
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	730	1210	1717	2608	230	710	1217	2608
Investors Fund — Class I	714	1162	1635	2445	214	662	1135	2445
Small Cap Growth Fund — Class I	763	1309	1882	2937	263	809	1382	2937
The Travelers Series Trust
Convertible Securities Portfolio	714	1162	1635	2445	214	662	1135	2445
Disciplined Mid Cap Stock Portfolio	718	1174	1656	2486	218	674	1156	2486
Merrill Lynch Large Cap Core Portfolio	727	1201	1701	2578	227	701	1201	2578
MFS Emerging Growth Portfolio	722	1186	1676	2527	222	686	1176	2527
MFS Mid Cap Growth Portfolio	726	1198	1696	2568	226	698	1196	2568
Pioneer Fund Portfolio	733	1219	1732	2639	233	719	1232	2639
Social Awareness Stock Portfolio	711	1153	1620	2414	211	653	1120	2414
Travelers Quality Bond Portfolio	677	1049	1445	2055	177	549	945	2055
U.S. Government Securities Portfolio	677	1049	1445	2055	177	549	945	2055
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	718	1174	1656	2486	218	674	1156	2486
MFS Total Return Portfolio	716	1168	1646	2465	216	668	1146	2465
Pioneer Strategic Income Portfolio	726	1198	1696	2568	226	698	1196	2568
SB Adjustable Rate Portfolio — Class I	739	1237	1762	2699	239	737	1262	2669
Smith Barney High Income Portfolio	702	1125	1574	2320	202	625	1074	2320
Smith Barney International All Cap Growth Portfolio	733	1219	1732	2639	233	719	1232	2639
Smith Barney Large Cap Value Portfolio†	701	1122	1569	2309	201	622	1069	2309
Smith Barney Large Capitalization Growth Portfolio	713	1159	1630	2434	213	659	1130	2434
Smith Barney Money Market Portfolio	686	1076	1492	2151	186	576	992	2151
Strategic Equity Portfolio	716	1168	1646	2465	216	668	1146	2465
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	736	1228	1747	2669	236	728	1247	2669
Enterprise Portfolio Class II Shares	725	1195	1691	2557	225	695	1191	2557
Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	690	1089	1513	2194	190	589	1013	2194
Growth Portfolio — Initial Class	700	1119	1564	2299	200	619	1064	2299
High Income Portfolio — Initial Class†	703	1128	1579	2330	203	628	1079	2330
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	696	1107	1543	2257	196	607	1043	2257
Contrafund® Portfolio — Service Class 2	726	1198	1696	2568	226	698	1196	2568
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	911	1745	2593	4283	411	1245	2093	4283
Mid Cap Portfolio — Service Class 2	728	1204	1706	2588	228	704	1206	2588

CONDENSED FINANCIAL INFORMATION

See Appendix A.

THE ANNUITY CONTRACT

Travelers Gold Track Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date (referred to as “Annuity Commencement Date” in your Contract). The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value w ill equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

Allocated Contracts

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.

Unallocated Contracts

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer’s Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no individual accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

Purchase Payments

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group contract. The initial Purchase Payment is due and payable before the Contract becomes effective.

We will apply the initial Purchase Payment within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments on the same business day, if we receive it in good order at our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

Administrative, Marketing and Support Service Fees. The Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the Contracts.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. Aggregate fees relating to the different Funds may vary in amount and may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from an Underlying Fund’s assets as part of its Total Annual Operating Expenses. The arrangements may vary for each Underlying Fund.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

Capital Appreciation Fund	Seeks growth of capital. The Fund normally invests in equity securities of issuers of any size and in any industry.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
Dreyfus Stock Index Fund — Initial Shares	Seeks to match the total return of the S&P 500 Index. The Fund normally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.	The Dreyfus Corporation Subadviser: Mellon Equity Associates

Funding Option	Investment Objective	Investment Adviser/Subadviser

High Yield Bond Trust*	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	TAMIC
Managed Assets Trust**	Seeks high total return. The Fund normally invests in equities, convertible and fixed-income securities. The Fund’s policy is to allocate investments among asset classes.	TAMIC Subadviser: Travelers Investment Management Company (“TIMCO”)
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	Seeks to achieve long-term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	A I M Advisers, Inc.
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	Seeks maximum long-term total return. The Fund normally invests in fixed income securities.	CitiStreet Funds Management LLC(“CitiStreet”) Subadviser: Western Asset Management Company; Salomon Brothers Asset Management (“SBAM”); and SSgA Funds Management (“SSgA”)
CitiStreet International Stock Fund — Class I	Seeks maximum long-term total return. The Fund normally invests in the common stocks of established non-U.S. companies.	CitiStreet Subadviser: Bank of Ireland Asset Management (U.S.) Limited; Citigroup Asset Management Limited, and SSgA
CitiStreet Large Company Stock Fund — Class I	Seeks maximum long-term total return. The Fund normally invests in the common stocks of large, well established companies.	CitiStreet Subadviser: Wellington Management Company; Smith Barney Fund Management LLC, and SSgA
CitiStreet Small Company Stock Fund — Class I	Seeks maximum long-term total return. The Fund normally invests in the common stocks of small companies.	CitiStreet Subadviser: TCW Investment Management; TIMCO and SSgA
Credit Suisse Trust
Emerging Markets Portfolio†	Seeks long-term growth of capital. The Fund normally invests in equity securities of companies located in, or conducting a majority of their business, in emerging markets.	Credit Suisse Asset Management, LLC Subadviser: Credit Suisse Asset Management Limited
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. The Fund normally invests in companies that manage a portfolio of real estate to earn profits for shareholders (REITS).	Delaware Management Company (“Delaware”)
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	Seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund normally invests in common stocks of established companies.	The Dreyfus Corporation (“Dreyfus”) Subadviser: Fayez Sarofim & Co.
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	Seeks to maximize capital appreciation. The Fund normally invests in companies with market capitalizations of less than $2 billion at the time of purchase.	Dreyfus
Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 Shares	Seeks high total return. The Fund normally invests in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments and it may invest in high-yield, lower rated bonds.	Templeton Investment Counsel, LLC
Templeton Growth Securities Fund — Class 1 Shares**	Seeks long-term capital growth. The Fund normally invests in equity securities of companies located anywhere in the world, including the U.S. and emerging markets.	Templeton Global Advisors Limited

Funding Option	Investment Objective	Investment Adviser/Subadviser

Janus Aspen Series
Balanced Portfolio — Service Shares**	Seeks long term capital growth, consistent with preservation of capital and balanced by current income. The Fund normally invests in common stocks selected for their growth potential and other securities selected for their income potential.	Janus Capital Management LLC (“Janus Capital”)
Mid Cap Growth Portfolio — Service Shares	Seeks capital growth. The Fund normally invests in equity securities of mid-sized companies.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with the preservation of capital. The Fund normally invests in the common stocks of companies of any size throughout the world.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	Seeks long-term growth of capital. The Fund normally invests in the common stocks of U.S. companies believed to be fast-growing and whose earnings are likely to increase over time.	Putnam Investment Management (“Putnam”)
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U.S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund — Class I	Seeks long-term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Small Cap Growth Fund — Class I	Seeks long-term growth of capital. The Fund normally invests in equity securities of companies with small market capitalizations.	SBAM
The Travelers Series Trust
Convertible Securities Portfolio*	Seeks current income and capital appreciation. The Fund normally invests in convertible securities.	TAMIC
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital. The Fund normally invests in the equity securities of companies with mid-size market capitalizations.	TAMIC Subadviser: TIMCO
Merrill Lynch Large Cap Core Portfolio	Seeks long-term capital growth. The Fund normally invests in a diversified portfolio of equity securities of large cap companies located in the United States.	TAMIC Subadviser: Merrill Lynch Investment Managers, L.P.
MFS Emerging Growth Portfolio	Seeks long-term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks long-term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS

Funding Option	Investment Objective	Investment Adviser/Subadviser

The Travelers Series Trust (continued)
Pioneer Fund Portfolio	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
Social Awareness Stock Portfolio	Seeks long term capital appreciation and retention of net investment income. The Fund normally invests in equity securities. The Fund seeks companies that meet certain investment criteria and social criteria.	SBFM
Travelers Quality Bond Portfolio*	Seeks current income and total return with moderate capital volatility. The Fund normally invests in investment-grade bonds and debt securities.	TAMIC
U.S. Government Securities Portfolio*	Seeks current income, total return and high credit quality. The Fund normally invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
MFS Total Return Portfolio**	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Pioneer Strategic Income Portfolio**	Seeks high current income. The Fund normally invests in the debt securities of a broad range of issuers and segments of the debt securities market.	TIA Subadviser: Pioneer Investment Management, Inc.
SB Adjustable Rate Portfolio — Class I	Seeks high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates. The Fund normally invests in adjustable rate securities.	Smith Barney Fund Management, LLC (“SBFM”)
Smith Barney High Income Portfolio*	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income. The Fund normally invests in equity securities of foreign companies.	SBFM
Smith Barney Large Cap Value Portfolio†	Seeks long-term growth of capital. Current income is a secondary objective. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Money Market Portfolio	Seeks to maximize current income consistent with preservation of capital. The Fund seeks to maintain a stable $1 share price. The Fund normally invests in high quality U.S. short-term debt securities.	SBFM
Strategic Equity Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities, primarily in common stocks of domestic issuers, and is not constrained to any particular investment style.	TIA Subadviser: Fidelity Management & Research Company (“FMR”)

Funding Option	Investment Objective	Investment Adviser/Subadviser

Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen Asset Management Inc. (“Van Kampen”)
Enterprise Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies believed to have above-average potential for capital appreciation.	Van Kampen
Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	FMR
Growth Portfolio — Initial Class	Seeks capital appreciation. The Fund normally invests in common stocks believed to have above-average growth potential.	FMR
High Income Portfolio — Initial Class†	Seeks a high level of current income while also considering growth of capital. The Fund normally invests in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.	FMR
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class**	Seeks high total return with reduced risk over the long-term. The Fund normally invests by allocating assets among stocks, bonds and short-term instruments.	FMR
Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation. The Fund normally invests in growth and/or value common stocks of domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

______________

     †   Closed to new investors.

     *   The funding options marked with an (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option’s investment strategy. Please refer to your Contract for transfer restrictions.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner or Annuitant the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts and the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent and other costs of doing business.

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred sales charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two contract years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred sales charge is 5% for five years from the date you make a Purchase Payment. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:

(a)	the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan

(b)	contract owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants

(c)	the expected level of commission the Company may pay to the agent or TPA for distribution expenses

(d)	any other factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

    retirement of Participant
    severance from employment by Participant
    loans (if available)
    hardship (as defined by the Code) suffered by the Participant death of Participant
    disability (as defined by the Code) of Participant
    return of excess plan contributions
    minimum required distributions, generally when Participant reaches age 70½
    transfers to an Employee Stock Fund
    certain Plan expenses, as mutually agreed upon
    annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

Free Withdrawal Allowance

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first Contract/Certificate year. The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. The charge is 1.20% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 5% of the amounts withdrawn. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

Years Since Initial Purchase Payment		Surrender Charge

Greater than or Equal to	But less than
0 years	3 years	5%
3 years	5 years	4%
5 years	7 years	3%
7 years	9 years	2%
9+ years		0%

Please refer to The Annuity Period for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

Administrative Charge

The following administrative charges may apply as described in your Contract.

Semiannual Contract Administrative Charge. We may deduct a semiannual contract administrative charge of up to $15 from the value of each Participant’s individual account. We will make any such deduction pro rata from each Variable Funding Option at the end of each 6-month period. This fee is assessed only during the accumulation period, and may apply only to allocated contracts.

Administrative Expense. We deduct this charge on each business day from the Variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding option. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

(a)	the size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically

(b)	determination of our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Cash Values

(c)	TPA and/or agent involvement.

TPA Administrative Charges

We may be directed by the Contract Owner to deduct charges from Purchase Payments or account values for payment to the Contract Owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred
    the number of transfers you made within the previous three months whether your transfers follow a pattern designed to take advantage of short term market fluctuations and whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Cash Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Cash Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Asset Allocation Advice

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services, (“CFS”) an affiliate of the Company. For a fee, CFS provides asset allocation advice under its CHART Program®, which is fully described in a separate Disclosure Statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

ACCESS TO YOUR MONEY

Before your Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or to you, as provided in the plan. A Contract Owner’s account may be surrendered for cash without the consent of any Participant, as provided in the plan.

We may defer payment of any Cash Surrender Value for up to seven days after we receive the request in good order. The Cash Surrender Value equals the Contract or account Cash Value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax-deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59½, unless withdrawn due to severance from employment, death, disability or hardship. (See Federal Tax Considerations.)

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $5,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

DEATH BENEFIT

(This benefit is available under Allocated Contracts only.)

Before the Maturity Date, a death benefit is payable to the beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company’s Home Office receives Due Proof of Death.

Death Benefit Proceeds Prior To Maturity Date

If the Participant dies before the Maturity Date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

(a)	the Cash Value of the Participant’s individual account, or

(b)	the total Purchase Payments under that Participant’s individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Maturity Date, we will pay the beneficiary the Cash Value of the Participant’s individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive Due Proof of Death.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes
Annuitant (where owner is a nonnatural entity/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

Death Proceeds after the Maturity Date

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

THE ANNUITY PERIOD

Election of Options at Maturity

Under the Contract, you can receive regular income payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among income plans (annuity options). While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

(a)	the Participant’s name, address, date of birth, social security number

(b)	the amount to be distributed

(c)	the annuity option which is to be purchased

(d)	the date the annuity option payments are to begin

(e)	if the form of the annuity provides a death benefit in the event of the Participant’s death, the name, relationship and address of the beneficiary as designated by you and

(f)	any other data that we may require.

Certain annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Cash Value During the Annuity Period

At the time an annuity option is elected, you also may elect to have the Participant’s Cash Value applied to provide a variable annuity, a fixed annuity or a combination of both.

If no election is made to the contrary, the Cash Value will provide an annuity, which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the Participant, if you so authorize, may elect to transfer Cash Values from one funding option to another (as described in “Transfers”,) in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, assume your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Optio ns is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment (as described under “Variable Annuity,”) except that the amount we apply to begin the annuity will be your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

Retired Life Certificate

We will issue to each person to whom annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

Annuity Options

Option 1 — Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 — Life Annuity With 120, 180 Or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 — Life Annuity — Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

(a)	is the total amount applied under the option divided by the Annuity Unit value on the due date of the first annuity payment and is

(1)	the number of Annuity Units represented by each payment times

(2)	the number of payments made

and for a Fixed Annuity:

            (a)   is the Cash Value applied on the Maturity Date under this option and

            (b)   is the dollar amount of Annuity Payments already paid.

Option 4 — Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 — Joint and Last Survivor Annuity — Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 —Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected.

Option 7 — Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by you and us.

Variable Liquidity Benefit

This benefit is only offered with the Payments for a Fixed Period without Life Contingency variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the Cash Value (including charges) within ten days after you receive it (the “right to return period”). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Cash Value returned may be greater or less than your Purchase Payment. All Cash Values will be determined as of the next valuation following the Company’s receipt of your Written Request for refund.

Termination of Allocated Contracts

For purposes of the following discussion, “you” and “your” refer to the group Contract Owner. Under the allocated Contracts, if the Cash Value in a Participant’s individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the Cash Value of that Participant’s individual account to your account.

Any Cash Value to which a terminating Participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by Written Request at any time for any reason. We reserve the right to discontinue this Contract if:

(a)	the Cash Value of the Contract is less than the termination amount or

(b)	We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law or

(c)	We receive notice that is satisfactory to us of plan termination

If we discontinue this Contract or we receive your Written Request to discontinue the Contract, we will, in our sole discretion and judgment:

(a)	accept no further payments for this Contract and

(b)	pay you the Cash Surrender Value of the funding options within 7 days of the date of our written notice to you, or distribute the Cash Surrender Value of each Participant’s individual account as described in the settlement provisions section at your direction and

(c)	pay you an amount as described in the Fixed Account prospectus

If the Contract is discontinued, we will distribute the Cash Surrender Value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options that began before the date of discontinuance.

Contract Exchanges

(a)	You may transfer all or any part of your account’s Cash Surrender Value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the individual account’s Cash Surrender Value from one funding option to any contract not issued by us.

(b)	Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

(c)	Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Account Value

During the accumulation period, the account value can be determined by multiplying the total number of funding option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate funding option and adding the sums for each funding option. There is no assurance that the value in any of the funding options will equal or exceed the Purchase Payments made to such funding options.

THE SEPARATE ACCOUNT

The Travelers Insurance Company sponsors a separate account: The Travelers Separate Account QP for Variable Annuities (“Separate Account QP”). Separate Account QP was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the semiannual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the semiannual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (“Code”) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

Tax-Free Exchanges: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified and Nonqualified

Qualified Annuity Contracts

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to qualified annuity contracts will be subject to minimum distribution rules as provided by the Code and described below.

Taxation of Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

Minimum Distributions for Beneficiaries: When a death benefit becomes due upon the death of the owner and/or annuitant, a lump sum may be taken, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death, or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

Nonqualified Annuity Contracts

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Nonqualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a nonqualified Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

Other Tax Considerations

Treatment of Charges for Optional Death Benefits

The Contract may provide one or more optional enhanced death benefits that in some cases may exceed the greater of purchase price or the contract value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced death benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

Penalty Tax for Premature Distributions

For both qualified and nonqualified Contracts, taxable distributions taken before the contract owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the contract owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

OTHER INFORMATION

The Insurance Company

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Distribution of Variable Annuity Contracts

Distribution and Principal Underwriting Agreement. Travelers Distribution LLC (“TDLLC”) serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (“NASD”). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

Compensation. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and 2% annually of average account value (if asset based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washin gton Square Securities and PrimeVest Financial Services), Morgan Stanley, Merrill Lynch, NFP Securities, Inc., Piper Jaffray, Primerica Financial Services, Inc., Prudential Securities, and Citigroup Global Markets. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

Tower Square Securities. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. (“Tower Square”), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CitiStreet LLC. The Company has entered into an agreement with CitiStreet LLC (“CitiStreet”), an affiliate of the Company, whereby the Company pays CitiStreet fees in connection with CitiStreet’s provision of certain administrative, recordkeeping, marketing and support services in support of annuity contracts purchased from the Company in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. The Company will also provide compensation to CitiStreet LLC in connection with the sale of the Contracts to such plans.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners’ instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Contract Modification

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law have been passed on by the Deputy General Counsel of the Company.

There are no pending legal proceedings affecting the Separate Account or the principal underwriter. There are no pending legal proceedings against the Company likely to have a material adverse effect on the ability of the Company to meet its obligations under the Contract.

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the minimum variable charge of 0.60% = (Standard Death Benefit) and the maximum variable account charge of 1.30% (Standard Death Benefit). The variable account charges that fall in between this range are included in the Statement of Additional Information (“SAI”), which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon contained in Appendix B.

Minimum Expense
0.60 M&E = 0.60% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (1/97)	2002	1.804	1.344	2,932,920
	2001	2.456	1.804	2,602,726
	2000	3.163	2.456	996,560
	1999	2.073	3.163	437,009
	1998	1.290	2.073	413,409
	1997	1.000	1.290	68,643

Dreyfus Stock Index Fund (1/97)	2002	1.713	1.322	614,755
	2001	1.963	1.713	500,383
	2000	2.176	1.963	413,200
	1999	1.815	2.176	243,662
	1998	1.424	1.815	138,866
	1997	1.077	1.424	13,090

High Yield Bond Trust (10/96)	2002	1.437	1.494	206,913
	2001	1.319	1.437	194,917
	2000	1.315	1.319	8,718
	1999	1.267	1.315	4,573
	1998	1.196	1.267	533
	1997	1.000	1.196	197

Managed Assets Trust (10/96)	2002	1.591	1.446	2,932,943
	2001	1.686	1.591	2,310,280
	2000	1.724	1.686	766,016
	1999	1.519	1.724	95,510
	1998	1.258	1.519	23,844
	1997	1.000	1.258	5,565

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.890	0.617	306,570
	2001	1.000	0.890	178,744

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I (10/96)	2002	1.417	1.534	513,410
	2001	1.334	1.417	122,849
	2000	1.194	1.334	17,825
	1999	1.235	1.194	8,580
	1998	1.140	1.235	6,982
	1997	1.000	1.140	—

CitiStreet International Stock Fund — Class I (10/96)	2002	1.225	0.946	323,555
	2001	1.568	1.225	349,886
	2000	1.716	1.568	187,532
	1999	1.302	1.716	58,143
	1998	1.141	1.302	20,676
	1997	1.000	1.141	3,405

CitiStreet Large Company Stock Fund — Class I (10/96)	2002	1.142	0.876	415,447
	2001	1.364	1.142	272,388
	2000	1.613	1.364	118,559
	1999	1.628	1.613	92,195
	1998	1.417	1.628	58,294
	1997	1.000	1.417	1,292

CitiStreet Small Company Stock Fund — Class I (10/96)	2002	1.285	0.974	586,956
	2001	1.273	1.285	304,920
	2000	1.163	1.273	138,115
	1999	0.856	1.163	92,398
	1998	0.942	0.856	70,995
	1997	1.000	0.942	5,090

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (11/98)	2002	1.190	1.046	33,858
	2001	1.325	1.190	11,235

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Delaware VIP Trust
VIP REIT Series — Standard Class (1/99)	2002	1.352	1.405	325,441
	2001	1.250	1.352	71,516
	2000	0.958	1.250	600
	1999	1.000	0.958	—

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/98)	2002	1.062	0.879	323,041
	2001	1.178	1.062	100,385
	2000	1.193	1.178	8,776
	1999	1.077	1.193	3,743
	1998	1.000	1.077	502

Small Cap Portfolio — Initial Shares (9/98)	2002	1.542	1.240	1,104,419
	2001	1.653	1.542	892,061
	2000	1.467	1.653	465,722
	1999	1.199	1.467	63,771
	1998	1.000	1.199	—

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 (10/96)	2002	1.417	1.350	95,945
	2001	1.579	1.417	84,808
	2000	1.584	1.579	52,302
	1999	1.297	1.584	25,306
	1998	1.226	1.297	41,126
	1997	1.000	1.226	7,711

Templeton Global Income Securities Fund — Class 1 (10/96)	2002	1.123	1.350	—
	2001	1.101	1.123	—
	2000	1.052	1.101	—
	1999	1.125	1.052	6,368
	1998	1.056	1.125	—

Templeton Growth Securities Fund — Class 1 (10/96)	2002	1.631	1.324	386,289
	2001	1.657	1.631	340,692
	2000	1.552	1.657	295,851
	1999	1.209	1.552	299,758

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Templeton Growth Securities Fund — Class 1 (continued)	1998	1.202	1.209	212,737
	1997	1.000	1.202	44,138

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/01)	2002	0.773	0.553	681,958
	2001	1.000	0.773	323,705

Balanced Portfolio — Service Shares (5/01)	2002	0.964	0.894	1,732,684
	2001	1.000	0.964	1,050,044

Worldwide Growth Portfolio — Service Shares (5/01)	2002	0.841	0.621	1,259,857
	2001	1.000	0.841	793,901

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.059	1.148	1,433,047
	2001	1.000	1.059	241,694

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.862	0.705	915,170
	2001	1.000	0.862	381,220

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.094	0.889	970,390
	2001	1.000	1.094	255,109

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.810	0.567	84,242
	2001	1.000	0.810	45,903

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (10/98)	2002	1.657	1.234	1,398,103
	2001	1.636	1.657	787,918

Investors Fund — Class I (10/98)	2002	1.462	1.118	539,109
	2001	1.534	1.462	543,168
	2000	1.339	1.534	143,552
	1999	1.206	1.339	106
	1998	1.000	1.206	—

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Small Cap Growth Fund — Class I (5/01)	2002	0.975	0.633	593,152
	2001	1.000	0.975	195,824

The Travelers Series Trust
Convertible Securities Portfolio (8/99)	2002	1.212	1.121	32,901
	2001	1.230	1.212	4,616
	2000	1.100	1.230	503
	1999	1.000	1.100	66,449

Disciplined Mid Cap Stock Portfolio (9/98)	2002	1.608	1.370	1,086,972
	2001	1.686	1.608	369,948
	2000	1.454	1.686	10,638
	1999	1.222	1.454	5,028
	1998	1.000	1.222	9

Merrill Lynch Large Cap Core Portfolio (10/98)	2002	1.108	0.824	79,115
	2001	1.437	1.108	230,822
	2000	1.531	1.437	156,027
	1999	1.245	1.531	18,357
	1998	1.000	1.245	4,261

MFS Emerging Growth Portfolio (5/01)	2002	0.816	0.533	31,236
	2001	1.000	0.816	4,859

MFS Mid Cap Growth Portfolio (10/98)	2002	1.633	0.830	202,508
	2001	2.152	1.633	325,204
	2000	1.979	2.152	165,835
	1999	1.213	1.979	415
	1998	1.000	1.213	—

Social Awareness Stock Portfolio (10/96)	2002	1.646	1.230	332,072
	2001	1.964	1.646	276,743
	2000	1.985	1.964	104,272
	1999	1.724	1.985	40,351
	1998	1.311	1.724	12,064
	1997	1.000	1.311	1,465

Travelers Quality Bond Portfolio (9/97)	2002	1.254	1.318	236,922
	2001	1.177	1.254	131,098

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Quality Bond Portfolio (continued)	2000	1.107	1.177	1,597
	1999	1.102	1.107	1,221
	1998	1.021	1.102	228

U.S. Government Securities Portfolio (10/96)	2002	1.435	1.621	517,949
	2001	1.364	1.435	34,745
	2000	1.199	1.364	1,246
	1999	1.259	1.199	—
	1998	1.149	1.259	6,143

Utilities Portfolio (10/96)	2002	1.421	0.986	125,367
	2001	1.857	1.421	87,240
	2000	1.503	1.857	33,198
	1999	1.514	1.503	8,345
	1998	1.289	1.514	6,675
	1997	1.000	1.289	1,494

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.869	0.657	63,409
	2001	1.000	0.869	20,879

MFS Total Return Portfolio (10/96)	2002	1.645	1.549	2,201,507
	2001	1.655	1.645	1,523,540
	2000	1.427	1.655	66,535
	1999	1.399	1.427	76,473
	1998	1.257	1.399	67,299
	1997	1.000	1.260	9,157

Pioneer Strategic Income Portfolio (10/96)	2002	1.127	1.186	62,808
	2001	1.088	1.127	117,990
	2000	1.098	1.088	4,035
	1999	1.093	1.098	9,311
	1998	1.092	1.093	31,397
	1997	1.000	1.092	6,058

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney High Income Portfolio (10/96)	2002	1.051	1.011	21,046
	2001	1.099	1.051	12,732
	2000	1.202	1.099	170
	1999	1.179	1.202	306
	1998	1.180	1.179	—

Smith Barney International All Cap Growth Portfolio (10/96)	2002	0.951	0.702	99,780
	2001	1.390	0.951	113,887
	2000	1.835	1.390	212,289
	1999	1.101	1.835	6,115
	1998	1.040	1.101	13,292
	1997	1.000	1.040	6,580

Smith Barney Large Cap Value Portfolio (10/96)	2002	1.486	1.102	2,719,762
	2001	1.628	1.486	2,156,095
	2000	1.448	1.628	706,152
	1999	1.456	1.448	64,998
	1998	1.334	1.456	21,635
	1997	1.000	1.334	7,515

Smith Barney Large Capitalization Growth Portfolio (5/98)	2002	1.375	1.028	39,296
	2001	1.581	1.375	124,406
	2000	1.709	1.581	78,925
	1999	1.314	1.709	—
	1998	1.000	1.314	—

Smith Barney Money Market Portfolio (10/96)	2002	1.247	1.256	384,180
	2001	1.210	1.247	36,990
	2000	1.148	1.210	56,905
	1999	1.102	1.148	504,494
	1998	1.056	1.102	—

Strategic Equity Portfolio (10/96)	2002	1.614	1.065	489,407
	2001	1.874	1.614	544,899
	2000	2.305	1.874	275,547
	1999	1.753	2.305	99,102
	1998	1.367	1.753	32,748
	1997	1.000	1.367	10,959

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	0.819	0.548	151,687
	2001	1.000	0.819	56,640

Enterprise Portfolio — Class II Shares (5/01)	2002	0.913	0.639	13,723
	2001	1.000	0.913	6,891

Variable Insurance Products Fund
Equity Income Portfolio — Initial Class (10/96)	2002	1.588	1.311	160,504
	2001	1.680	1.588	139,375
	2000	1.559	1.680	93,837
	1999	1.475	1.559	125,159
	1998	1.329	1.475	39,301

Growth Portfolio — Initial Class (10/96)	2002	1.674	1.163	467,001
	2001	2.045	1.674	600,404
	2000	2.311	2.045	499,206
	1999	1.692	2.311	168,043
	1998	1.220	1.692	77,604

High Income Portfolio — Initial Class (10/96)	2002	0.820	0.843	36,031
	2001	0.934	0.820	45,868
	2000	1.212	0.934	94,397
	1999	1.128	1.212	46,277
	1998	1.186	1.128	40,705

Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class (10/96)	2002	1.446	1.312	73,597
	2001	1.517	1.446	63,204
	2000	1.589	1.517	56,454
	1999	1.439	1.589	38,657
	1998	1.258	1.439	32,515

Contrafund® Portfolio — Service Class 2 (5/01)	2002	0.951	0.855	2,680,749
	2001	1.000	0.951	1,433,561

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (5/01)	2002	0.848	0.779	35,320
	2001	1.000	0.848	10,715

Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.034	0.924	652,170
	2001	1.000	1.034	194,753

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (1/97)	2002	1.740	1.286	2,026,597
	2001	2.385	1.740	1,800,337
	2000	3.092	2.385	1,555,883
	1999	2.040	3.092	1,271,961
	1998	1.279	2.040	961,744
	1997	1.027	1.279	350,624

Dreyfus Stock Index Fund (1/97)	2002	1.651	1.266	1,708,717
	2001	1.905	1.651	1,588,526
	2000	2.128	1.905	1,558,905
	1999	1.787	2.128	1,399,407
	1998	1.412	1.787	1,121,361
	1997	1.075	1.412	343,089
	1996	1.000	1.075	—

High Yield Bond Trust (10/96)	2002	1.385	1.430	80,261
	2001	1.281	1.385	67,746
	2000	1.285	1.281	48,596
	1999	1.247	1.285	42,157
	1998	1.186	1.247	28,684
	1997	1.000	1.186	3,815

Managed Assets Trust (10/96)	2002	1.534	1.384	480,471
	2001	1.637	1.534	438,370
	2000	1.686	1.637	401,308
	1999	1.495	1.686	362,589
	1998	1.247	1.495	299,403
	1997	1.000	1.247	223,823

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.886	0.610	41,405
	2001	1.000	0.886	9,328

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I (10/96)	2002	1.366	1.469	188,280
	2001	1.295	1.366	150,472
	2000	1.167	1.295	69,929
	1999	1.216	1.167	56,766

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

CitiStreet Diversified Bond Fund — Class I (continued)	1998	1.130	1.216	50,376
	1997	1.000	1.130	22,291

CitiStreet International Stock Fund — Class I (10/96)	2002	1.181	0.905	108,558
	2001	1.523	1.181	81,149
	2000	1.677	1.523	46,491
	1999	1.282	1.677	37,869
	1998	1.131	1.282	35,028
	1997	1.000	1.131	16,165

CitiStreet Large Company Stock Fund — Class I (10/96)	2002	1.101	0.839	363,378
	2001	1.324	1.101	326,861
	2000	1.577	1.324	246,823
	1999	1.603	1.577	186,669
	1998	1.405	1.603	153,298
	1997	1.000	1.405	42,001

CitiStreet Small Company Stock Fund — Class I (10/96)	2002	1.239	0.933	146,211
	2001	1.236	1.239	121,305
	2000	1.137	1.236	123,164
	1999	0.842	1.137	91,325
	1998	0.934	0.842	68,535
	1997	1.000	0.934	33,718

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (11/98)	2002	1.163	1.016	3,521
	2001	1.305	1.163	1,869

Delaware VIP Trust
VIP REIT Series — Standard Class (1/99)	2002	1.324	1.366	23,932
	2001	1.233	1.324	4,245
	2000	0.951	1.233	57
	1999	1.000	0.951	—

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/98)	2002	1.037	0.852	200,751
	2001	1.159	1.037	136,753
	2000	1.181	1.159	75,462
	1999	1.074	1.181	26,484
	1998	1.000	1.074	—

Small Cap Portfolio — Initial Shares (9/98)	2002	1.507	1.203	191,979
	2001	1.627	1.507	93,689
	2000	1.454	1.627	21,714
	1999	1.196	1.454	15,312
	1998	1.000	1.196	6,726

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 (10/96)	2002	1.366	1.292	533,846
	2001	1.533	1.366	508,744
	2000	1.548	1.533	562,632
	1999	1.277	1.548	493,692
	1998	1.067	1.277	421,487
	1997	1.000	1.067	70,211

Templeton Global Income Securities Fund — Class 1 (10/96)	2002	1.082	1.293	—
	2001	1.069	1.082	18,086
	2000	1.029	1.069	25,756
	1999	1.107	1.029	—
	1998	1.047	1.107	15,040
	1997	1.000	1.047	6,032

Templeton Growth Securities Fund — Class 1 (10/96)	2002	1.572	1.268	779,945
	2001	1.609	1.572	703,962
	2000	1.517	1.609	684,317
	1999	1.191	1.517	613,623
	1998	1.192	1.191	499,388
	1997	1.000	1.192	218,117

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/01)	2002	0.770	0.546	30,854
	2001	1.000	0.770	4,574

Balanced Portfolio — Service Shares (5/01)	2002	0.959	0.884	36,827
	2001	1.000	0.959	7,538

Worldwide Growth Portfolio — Service Shares (5/01)	2002	0.837	0.614	22,552
	2001	1.000	0.837	5,640

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.054	1.134	43,128
	2001	1.000	1.054	7,564

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.858	0.697	13,050
	2001	1.000	0.858	5,115

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.089	0.879	20,903
	2001	1.000	1.089	2,938

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.806	0.560	11,361
	2001	1.000	0.806	2,387

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (10/98)	2002	1.620	1.199	62,773
	2001	1.611	1.620	29,111

Investors Fund — Class I (10/98)	2002	1.429	1.085	78,635
	2001	1.510	1.429	50,373
	2000	1.328	1.510	3,198
	1999	1.204	1.328	2,737
	1998	1.000	1.204	—

Small Cap Growth Fund — Class I (5/01)	2002	0.970	0.625	3,265
	2001	1.000	0.970	565

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust
Convertible Securities Portfolio (8/99)	2002	1.192	1.095	5,244
	2001	1.218	1.192	1,191
	2000	1.097	1.218	179
	1999	1.000	1.097	—

Disciplined Mid Cap Stock Portfolio (9/98)	2002	1.572	1.329	94,044
	2001	1.659	1.572	36,696
	2000	1.442	1.659	1,270
	1999	1.287	1.442	542
	1998	1.000	1.287	—

Merrill Lynch Large Cap Core Portfolio (10/98)	2002	1.083	0.800	21,285
	2001	1.415	1.083	13,530
	2000	1.518	1.415	2,997
	1999	1.243	1.518	350
	1998	1.000	1.243	—

MFS Emerging Growth Portfolio (5/01)	2002	0.812	0.527	18,587
	2001	1.000	0.812	10,904

MFS Mid Cap Growth Portfolio (10/98)	2002	1.596	0.806	121,825
	2001	2.118	1.596	53,126
	2000	1.962	2.118	5,885
	1999	1.211	1.962	—
	1998	1.000	1.211	—

Social Awareness Stock Portfolio (10/96)	2002	1.587	1.177	447,508
	2001	1.906	1.587	355,392
	2000	1.941	1.906	313,700
	1999	1.697	1.941	229,469
	1998	1.300	1.697	157,955
	1997	1.000	1.300	58,974

Travelers Quality Bond Portfolio (9/97)	2002	1.217	1.271	221,234
	2001	1.151	1.217	173,332
	2000	1.090	1.151	142,435
	1999	1.092	1.090	139,811

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Quality Bond Portfolio (continued)	1998	1.019	1.092	101,354
	1997	1.000	1.019	9,055

U.S. Government Securities Portfolio (10/96)	2002	1.383	1.552	261,077
	2001	1.324	1.383	186,516
	2000	1.172	1.324	138,106
	1999	1.239	1.172	110,011
	1998	1.139	1.239	62,648
	1997	1.000	1.139	14,373

Utilities Portfolio (10/96)	2002	1.370	0.944	60,637
	2001	1.803	1.370	57,561
	2000	1.470	1.803	6,646
	1999	1.490	1.470	5,986
	1998	1.278	1.490	6,389
	1997	1.000	1.278	462

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.864	0.650	9,555
	2001	1.000	0.864	1,220

MFS Total Return Portfolio (10/96)	2002	1.586	1.483	487,466
	2001	1.607	1.586	293,600
	2000	1.395	1.607	151,272
	1999	1.377	1.395	136,549
	1998	1.249	1.377	90,723
	1997	1.000	1.249	89,438

Pioneer Strategic Income Portfolio (10/96)	2002	1.086	1.135	106,221
	2001	1.056	1.086	153,641
	2000	1.074	1.056	153,349
	1999	1.076	1.074	227,738
	1998	1.083	1.076	82,211
	1997	1.000	1.083	17,658

Smith Barney High Income Portfolio (10/96)	2002	1.014	0.968	66,368
	2001	1.067	1.014	60,523

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney High Income Portfolio (continued)	2000	1.176	1.067	49,732
	1999	1.161	1.176	49,357
	1998	1.171	1.161	38,681
	1997	1.000	1.171	6,260

Smith Barney International All Cap Growth Portfolio (10/96)	2002	0.917	0.672	132,135
	2001	1.350	0.917	96,390
	2000	1.794	1.350	58,628
	1999	1.083	1.794	25,632
	1998	1.031	1.083	18,937
	1997	1.000	1.031	5,601

Smith Barney Large Cap Value Portfolio (10/96)	2002	1.433	1.055	255,034
	2001	1.581	1.433	237,866
	2000	1.416	1.581	204,244
	1999	1.433	1.416	218,475
	1998	1.322	1.433	190,418
	1997	1.000	1.322	51,250

Smith Barney Large Capitalization Growth Portfolio (5/98)	2002	1.343	0.997	44,408
	2001	1.555	1.343	22,563
	2000	1.693	1.555	6,223
	1999	1.311	1.693	1,853
	1998	1.000	1.311	—

Smith Barney Money Market Portfolio (10/96)	2002	1.202	1.202	789,747
	2001	1.175	1.202	591,721
	2000	1.122	1.175	440,206
	1999	1.085	1.122	462,445
	1998	1.047	1.085	237,923
	1997	1.000	1.047	39,703

Strategic Equity Portfolio (10/96)	2002	1.556	1.020	372,812
	2001	1.819	1.556	255,561
	2000	2.254	1.819	255,841
	1999	1.726	2.254	182,765
	1998	1.355	1.726	121,866
	1997	1.000	1.355	46,772

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	0.815	0.542	26,158
	2001	1.000	0.815	4,939

Enterprise Portfolio — Class II Shares (5/01)	2002	0.909	0.632	8,253
	2001	1.000	0.909	426

Variable Insurance Products Fund
Equity Income Portfolio — Initial Class (10/96)	2002	1.530	1.255	1,219,087
	2001	1.631	1.530	1,154,279
	2000	1.524	1.631	1,034,876
	1999	1.452	1.524	910,214
	1998	1.042	1.452	738,800

Growth Portfolio — Initial Class (10/96)	2002	1.614	1.113	1,129,017
	2001	1.985	1.614	974,148
	2000	2.259	1.985	1,026,697
	1999	1.665	2.259	873,625
	1998	1.209	1.665	626,091

High Income Portfolio — Initial Class (10/96)	2002	0.790	0.807	153,074
	2001	0.907	0.790	128,931
	2000	1.185	0.907	163,606
	1999	1.110	1.185	121,051
	1998	1.176	1.110	97,958

Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class (10/96)	2002	1.394	1.256	459,780
	2001	1.473	1.394	508,719
	2000	1.553	1.473	487,812
	1999	1.416	1.553	431,977
	1998	1.247	1.416	290,394

Contrafund® Portfolio — Service Class 2 (5/01)	2002	0.947	0.845	21,217
	2001	1.000	0.947	10,328

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (5/01)	2002	0.844	0.770	13,031
	2001	1.000	0.844	1,686

Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.029	0.914	27,675
	2001	1.000	1.029	1,660

Notes

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

On July 12,2002, The Travelers Series Trust: U.S. Government Securities Portfolio was substituted for the Franklin Templeton Variable Insurance Product Trust: Templeton Global Income Securities Portfolio, which is no longer available as a funding option.

APPENDIX B

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Condensed Financial Information
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 (Form No. L 12549S) are available without charge. To request a copy, please complete the coupon found below and mail it to: The Travelers Insurance Company, Annuity Services, One Cityplace, Hartford, Connecticut, 06103-3415.

Name:	____________________________________________
Address:	__________________________________________________
__________________________________________________

B-1

The Travelers Separate Account QP
For Variable Annuities

L-12549	TIC Ed. 5-2003 (12/03) Printed in U.S.A

                                       SUPPLEMENT DATED DECEMBER 12, 2003 TO THE
                                                                      GOLD TRACK
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Gold Track prospectus. Please retain this supplement and keep it with the prospectus for future reference.

The second paragraph under the Fee Table section is deleted in its entirety. The table is deleted and replaced with the following:

TRANSACTION EXPENSES

         CONTINGENT DEFERRED SALES CHARGE:  5%(1)
         (as a percentage of Purchase Payments)

         OR

         SURRENDER CHARGE:  5%(2)
         (as a percentage of amount surrendered)

ADMINISTRATIVE CHARGES

         SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE.....................$15
         (allocated contracts only)

         AND / OR

         FUNDING OPTION ADMINISTRATIVE CHARGE..........................0.10%
         (as a percentage of amounts allocated to the Variable Funding Options under allocated contracts)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

         Mortality and Expense Risk Fees...............................1.20%

----------------------------
(1) The contingent deferred sales charge declines to zero after the Purchase
Payment has been in the Contract for 6 years. The charge is as follows:

                      YEARS SINCE PURCHASE
                          PAYMENT MADE        PERCENTAGE
                      ---------------------- --------------
                               0-5                5%
                               6+                 0%

(2) The surrender charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

                          CONTRACT YEAR       PERCENTAGE
                      ---------------------- --------------
                               1-2                5%
                               3-4                4%
                               5-6                3%
                               7-8                2%
                               9+                 0%

THE VARIABLE FUNDING OPTIONS

The following 2 paragraphs are added before the short descriptions of the underlying funds:

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. The Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and
TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the
Company and TDLLC incur in promoting, issuing, distributing and administering the Contracts.

The payments are generally based on a percentage of the average assets of each
Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. Aggregate fees relating to the different
Funds may vary in amount and may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees
(12b-1 fees) that are deducted from an Underlying Fund's assets as part of its
Total Annual Operating Expenses. The arrangements may vary for each Underlying
Fund.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The 2 paragraphs under "Distribution of Variable Annuity Contracts" are deleted in their entirety and replaced with the following:

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC
("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and
Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford,
Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC
is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the
Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the
Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and
TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and 2% annually of average account value (if asset based compensation is paid to registered representatives). We may also periodically establish commission specials;
however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities

Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation,
Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network
(including Financial Network Corporation, Locust Street Securities,
Multi-Financial Securities, IFG Network Securities, VESTAX Securities,
Washington Square Securities and PrimeVest Financial Services), Morgan Stanley,
Merrill Lynch, NFP Securities, Inc., Piper Jaffray, Primerica Financial
Services, Inc., Prudential Securities, and Citigroup Global Markets. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the
Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The
Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company,
Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers,
L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower
Square Securities, Inc. ("Tower Square"), which is affiliated with the Company.
Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET LLC. The Company has entered into an agreement with CitiStreet LLC
("CitiStreet"), an affiliate of the Company, whereby the Company pays CitiStreet fees in connection with CitiStreet's provision of certain administrative, recordkeeping, marketing and support services in support of annuity contracts purchased from the Company in connection with Section 401(a), 401(k), 403(b),
457(b) and 408(b) plans. The Company will also provide compensation to
CitiStreet LLC in connection with the sale of the Contracts to such plans.

FEDERAL TAX CONSIDERATIONS

The current section on Federal Tax Considerations is deleted in its entirety and replaced with the following:

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The
Internal Revenue Code ("Code") governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax
Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income
(top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity
Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NONQUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section
403(b), corporate sponsored pension and profit-sharing plans (including 401(k)
plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts
(including earnings) may be withdrawn tax-free. The rights and benefits under a
Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to qualified annuity contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or
Contract. The Contract is available as a vehicle for IRA rollovers and for other
Qualified Contracts. There are special rules which govern the taxation of
Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age
70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your
403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES: When a death benefit becomes due upon the death of the owner and/or annuitant, a lump sum may be taken, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death, or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS
IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NONQUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

As the owner of a nonqualified annuity, you do not receive any tax benefit
(deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract

until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to
Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after
April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase
Payments. These withdrawn earnings are includable in your taxable income. (See
Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the
Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity Contracts based on a
Separate Account must meet specific diversification standards. Nonqualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified.
Final tax regulations define how Separate Accounts must be diversified. The
Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract
Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for
Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.
There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a nonqualified Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL DEATH BENEFITS

The Contract may provide one or more optional enhanced death benefits that in some cases may exceed the greater of purchase price or the contract value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced death benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both qualified and nonqualified Contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10%
additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from nonqualified annuity contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto
Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto
Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the contract owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty.
NRAs should seek guidance from a tax adviser regarding their personal situation.

December 2003                                                            L-23112